Note 33 - Financial Instruments - Non-derivative Financial Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019
Statement Line Items [Line Items]
Trade and other payables	$ 4,622	$ 5,116	$ 7,493
Term loan facility	408	2,471	5,960
Non-derivative financial liabilities, undiscounted cash flows	5,030	7,587	13,453
Not later than one year [member]
Statement Line Items [Line Items]
Trade and other payables	4,622	5,116	7,493
Term loan facility	408
Non-derivative financial liabilities, undiscounted cash flows	5,030	5,116	7,493
Later than one year and not later than three years [member]
Statement Line Items [Line Items]
Trade and other payables
Term loan facility		2,471	5,960
Non-derivative financial liabilities, undiscounted cash flows		$ 2,471	$ 5,960